Goodwill and Intangible Assets - Net Carrying Amount of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 175.7	$ 109.5
Indefinite-lived intangible assets	12.4	12.4
Total	366.6	432.8
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	175.1	108.9
Intangible assets subject to amortization	354.2	420.4
Licenses
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 0.6	$ 0.6